Share Capital - Schedule of Share Capital (Details) - Paid-up Capital [Member]	12 Months Ended
	Jun. 30, 2025 MYR (RM) shares	Jun. 30, 2025 USD ($) shares
Schedule of Share Capital [Line Items]
Balance at beginning (in Dollars and Ringgits)	RM 482	$ 115
New issued shares (in Dollars and Ringgits)	93	22
Balance at ending (in Dollars and Ringgits)	RM 575	$ 137
Ordinary shares – Class A [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	8,750,000	8,750,000
New issued shares	2,185,000	2,185,000
Balance at ending	10,935,000	10,935,000
Ordinary shares – Class B [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	2,500,000	2,500,000
New issued shares
Balance at ending	2,500,000	2,500,000
Number of shares [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	11,250,000	11,250,000
New issued shares	2,185,000	2,185,000
Balance at ending	13,435,000	13,435,000